Short-term loan (Tables)	12 Months Ended
Dec. 31, 2023
Short-term loan
Schedule of short-term and long-term loans

	As of December 31,
	2022	2023
	RMB	RMB
Short- term loans
Short-term bank borrowings	1,016,071	1,115,721